Financial (Income) Expenses, Net (Details) - Schedule of financial (income) expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial expenses:
Financial expenses from loan	$ 1,023
Other financial expenses	316	26	17
Remeasurement of warrants			11,373
Total financial expenses	1,339	26	11,390
Financial income:
Foreign currency transaction gains, net	(532)	(44)	(243)
Interest from bank deposits	(267)	(468)	(474)
Other financial income		(58)	(76)
Total financial income	(799)	(570)	(793)
Total financial (income) expense, net	$ 540	$ (544)	$ 10,597